Group statement of financial position - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current assets
Tangible assets		$ 8,515	$ 8,512	[1],[2]	$ 4,419	[1],[2]
Right of use assets		187	123	[1],[2]	142	[1],[2]
Intangible assets		106	98	[1],[2]	107	[1],[2]
Investments in associates and joint ventures		726	530	[1],[2]	599	[1],[2]
Other investments		12	54	[1],[2]	1	[1],[2]
Loan receivable		200	203	[1],[2]	358	[1],[2]
Inventories		175	158	[1],[2]	2	[1],[2]
Trade, other receivables and other assets	[1]	249	213	[2]	212	[2]
Contingent consideration	[1]	60	30	[2]	42	[2]
Reimbursive right for post-retirement benefits		51	49	[1],[2]	35	[1],[2]
Deferred taxation	[2]	106	85	[1]	132	[1]
Cash restricted for use		44	41	[1],[2]	34	[1],[2]
Non-current assets		10,431	10,096	[1],[2]	6,083	[1],[2]
Current assets
Loan receivable		133	260	[1],[2]	148	[1],[2]
Inventories		1,076	1,055	[1],[2]	829	[1],[2]
Trade, other receivables and other assets	[1]	426	356	[2]	193	[2]
Contingent considerations	[1]	62	18	[2]	6	[2]
Cash restricted for use		23	20	[1],[2]	34	[1],[2]
Cash and cash equivalents		2,905	1,425	[1],[2]	964	[1],[2]
Assets held for sale	[3]	22	0	[1],[2]	0	[1],[2]
Current assets		4,647	3,134	[1],[2]	2,174	[1],[2]
Total assets		15,078	13,230	[1],[2]	8,257	[1],[2]
EQUITY AND LIABILITIES
Share capital and premium		554	526	[1],[2]	420	[1],[2]
Accumulated profit (loss) and other reserves		7,537	6,103	[1],[2]	3,291	[1],[2]
Shareholders’ equity		8,091	6,629	[1],[2]	3,711	[1],[2]
Non-controlling interests		1,825	1,884	[1],[2]	29	[1],[2]
Total equity		9,916	8,513	[1],[2]	3,740	[1],[2]
Non-current liabilities
Borrowings		2,025	1,901	[1],[2]	2,032	[1],[2]
Lease liabilities		155	65	[1],[2]	98	[1],[2]
Environmental rehabilitation and other provisions		687	656	[1],[2]	636	[1],[2]
Provision for pension and post-retirement benefits		61	57	[1],[2]	64	[1],[2]
Trade and other payables		14	6	[1],[2]	5	[1],[2]
Deferred taxation	[2]	600	502	[1]	395	[1]
Non-current liabilities		3,542	3,187	[1],[2]	3,230	[1],[2]
Current liabilities
Borrowings		19	83	[1],[2]	207	[1],[2]
Lease liabilities		59	76	[1],[2]	73	[1],[2]
Trade and other payables		1,001	957	[1],[2]	772	[1],[2]
Environmental rehabilitation and other provisions		131	109	[1],[2]	80	[1],[2]
Bank overdraft		23	28	[1],[2]	9	[1],[2]
Taxation	[2]	377	277	[1]	146	[1]
Liabilities held for sale	[3]	10	0	[1],[2]	0	[1],[2]
Current liabilities		1,620	1,530	[1],[2]	1,287	[1],[2]
Total liabilities		5,162	4,717	[1],[2]	4,517	[1],[2]
Total equity and liabilities		$ 15,078	$ 13,230	[1],[2]	$ 8,257	[1],[2]

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.
[3]	The assets and liabilities held for sale relate to the La Colosa project being classified as a disposal group held for sale.